PIMCO RAE Emerging Markets Fund Expense Example, No Redemption - PIMCO RAE Emerging Markets Fund - A	Jun. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 483
Expense Example, No Redemption, 3 Years	714
Expense Example, No Redemption, 5 Years	963
Expense Example, No Redemption, 10 Years	$ 1,675